Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Deposits, at Carrying Value	$ 45,000	$ 72,000
Cash	73,000	84,200
Marketable Securities, Restricted	1,273	1,266
Advertising Expense	$ 73	$ 59	$ 161
Restricted Stock Units (Rsus) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		437,029
Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		874,058
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years